Financial instruments and risk management - Financial liabilities at fair value (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	$ (4,952,445)	$ (5,037,688)	$ (5,255,932)
Financial debt related to bank institutions [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	(3,455,810)	(3,536,895)	(3,749,024)
Financial debt related to debt securities [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	(1,496,635)	(1,500,793)	(1,506,908)
Level 1 of fair value hierarchy [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	(1,496,635)	(1,500,793)	(1,506,908)
Level 1 of fair value hierarchy [member] | Financial debt related to bank institutions [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	0	0	0
Level 1 of fair value hierarchy [member] | Financial debt related to debt securities [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	(1,496,635)	(1,500,793)	(1,506,908)
Level 2 of fair value hierarchy [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	(3,455,810)	(3,536,895)	(3,749,024)
Level 2 of fair value hierarchy [member] | Financial debt related to bank institutions [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	(3,455,810)	(3,536,895)	(3,749,024)
Level 2 of fair value hierarchy [member] | Financial debt related to debt securities [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	0	0	0
Level 3 of fair value hierarchy [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	0	0	0
Level 3 of fair value hierarchy [member] | Financial debt related to bank institutions [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	0	0	0
Level 3 of fair value hierarchy [member] | Financial debt related to debt securities [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	$ 0	$ 0	$ 0